INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 60,199	$ 43,596
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	95,700	64,800
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	64,100	$ 43,900
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2,200